Accounts payable and accrued liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities
Trade payables	$ 4,943,448	$ 8,390,991	$ 0
Other accrued expenses	6,670,646	7,288,466	28,321,972
Accrued payroll expenses	1,847,317	1,326,493	0
Accrued severance expenses	953,830	1,331,365	0
Accrued income and other taxes	6,229,451	19,062,306	0
Goods received but not yet invoiced	4,682,429	4,225,696	0
Total	$ 25,327,121	$ 41,625,317	$ 28,321,972